Schedule of Investments
September 30, 2024 (unaudited)
West Hills Tactical Core Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Exchanged Traded Funds - 102.67% (4)

SPDR S&P 500 ETF Trust			14,629	8,393,535

Total Exchange Traded Funds			(Cost $ 5,720,376)	8,393,535

Total Investments - 100.85%			(Cost $ 5,646,930)	8,245,003

Liabilities in Excess of Other Assets - (0.85%)				(69,409)

Total Net Assets - 100.00%				8,175,595

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, Strike @ $533.00	40	10/18/2024	2,132,000	(23,976)

Call Options Written
SPDR S&P 500 ETF Trust, Strike @ $558.00	(60)	10/18/2024	(3,348,000)	(54,725)
SPDR S&P 500 ETF Trust, Strike @ $565.00	(85)	10/18/2024	(4,802,500)	(80,374)

	(145)		(8,150,500)	(135,099)

Put Options Written
SPDR S&P 500 ETF Trust, Strike @ $500.00	(40)	10/18/2024	(2,000,000)	10,543

Total Options			(Cost $ -83,453.26)	(148,532)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (5)
Level 1 - Quoted Prices			$8,245,003	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$8,245,003	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2024.
(4) Exchange-traded fund.